Fair Value Measurements (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Orbitz
Entity Information [Line Items]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table shows the fair value of our assets and liabilities that are required to be measured at fair value on a recurring basis as of June 30, 2015 and December 31, 2014, which are classified as Other current assets, Other current liabilities and Other non-current liabilities in our Condensed Consolidated Balance Sheets.

	Fair Value Measurements as of
	June 30, 2015				December 31, 2014
	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(in thousands)
Assets:
Foreign currency derivative assets	$—	$—	$—	$—	$4,275	$4,275	$—	$—
Liabilities:
Foreign currency derivative liabilities	$3,993	$3,993	$—	$—	$—	$—	$—	$—
Interest rate swap liabilities	$1,608	$—	$1,608	$—	$1,723	$—	$1,723	$—

The following table shows the fair value of our assets and liabilities that are required to be measured at fair value on a recurring basis as of December 31, 2014, which are classified as Other current assets, Other current liabilities and Other non-current liabilities in our Consolidated Balance Sheet.

	Fair Value Measurements as of
	December 31, 2014
	Total	Quoted prices in active markets (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
	(in thousands)
Assets:
Foreign currency derivative assets	$4,275	$4,275	$—	$—
Liabilities:
Foreign currency derivative liabilities	$—	$—	$—	$—
Interest rate swap liabilities	$1,723	$—	$1,723	$—